Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	49 Subsequent events There are no subsequent events to report other than those already disclosed in Note 42 'Legal proceedings' and Note 47 'Capital management'.